Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31
	2022	2021

Government authorities	$167	$144
Advances to suppliers	704	384
Prepaid expenses	442	366
Other	101	83

	$1,414	$977